INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Valuation Allowance [Line Items]
Unrecognized tax benefits	$ 7,570	$ (1,332)	$ (3,455)
Benefit from income taxes	(17,952)	626	(32,191)
Foreign operating loss carryforwards	205,000
Domestic operating loss carryforwards	1,089,200
Net operating losses that can be carried forward indefinitely	1,269,900
Research tax credits	1,900
Valuation allowance	234,932	71,827
Undistributed earnings of foreign subsidiaries	126,200
Unrecognized tax benefits that would impact effective tax rate	27,500	21,600	$ 33,900
Accrued interest and penalties	700	500
Penalties and interest expense	200
Penalties and interest credit		$ 400
SunPower Malaysia Manufacturing Sdn Bhd
Valuation Allowance [Line Items]
Operating loss carryforwards subject to expiration	23,900
Maxeon Japan KK
Valuation Allowance [Line Items]
Operating loss carryforwards subject to expiration	430
France, Malta, South Africa, Singapore, Spain, Mexico and Philippines
Valuation Allowance [Line Items]
Valuation allowance	$ 234,900